   As filed with the Securities and Exchange Commission on February 14, 2002

                           Registration Nos. 33-11716
                                    811-5018


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   Form N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 30

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 29

      SMITH BARNEY INVESTMENT SERIES (Formerly, Concert Investment Series)
        (Exact Name of Registrant as Specified in Declaration of Trust)

                 125 Broad Street, New York, New York      10004
             (Address of Principal Executive Offices)    (Zip Code)

                                 (212) 830-4828
              (Registrant's Telephone Number, Including Area Code)

                       CHRISTINA T. SYDOR, ESQ.Secretary

                 Smith Barney Investment Series125 Broad Street
                            New York, New York 10004
                    (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on February 28, 2002 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

         Part A (the Prospectuses) and Part B (the Statements of Additional Information) filed by the Registrant in Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 033-111716) and Amendment No. 28 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-05018) pursuant to Rule 485(a) on December 17, 2001 (Accession No. 0000950130-01-506095) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until February 28, 2002.

Part C. Other Information

Item 23.  Exhibits.

          (a)(1) Agreement and Declaration of Trust dated January 29, 1987. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

          (2) Certificate of Designation of Common Sense Money Market Fund dated September 30, 1987. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

          (3) Certificate of Designation Common Sense Municipal Bond Fund dated April 4, 1988. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

          (4) Certificate of Resolution dated January 8, 1992. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

          (5) Certificate of Amendment dated January 20, 1994. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

          (6) Certificate of Designation of Common Sense II Aggressive Opportunity Fund dated January 27, 1994. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

          (7) Certificate of Designation of Common Sense II Government Fund dated January 27, 1994. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

          (8) Certificate of Designation of Common Sense II Growth Fund dated January 27, 1994. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

          (9) Certificate of Designation of Common Sense II Growth and Income Fund dated January 27, 1994. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

          (10) Certificate of Amendment of the Agreement and Declaration of Trust dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)


          (11) Amended and Restated Certificate of Designation of Common Sense II Emerging Growth Fund dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

          (12) Amended and Restated Certificate of Designation of Common Sense II International Equity Fund dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

          (13) Amended and Restated Certificate of Designation of Common Sense Money Market Fund dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

          (14) Amended and Restated Certificate of Designation of Common Sense Municipal Bond Fund dated May 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

          (15) Certificate of Amendment Amending the Amended and Restated Certificate of Designation of Common Sense Emerging Growth Fund dated July 2, 1996. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

          (16) Certificate of Amendment Amending the Amended and Restated Certificate of Designation of Common Sense International Equity Fund dated July 2, 1996. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

          (17) Certificate of Amendment of the Agreement and Declaration of Trust dated December 30, 1997 incorporated by reference to Registrant's Amendment No. 21, filed on December 15, 1998.

          (18) Form of Certificate of Designation of Mid Cap Fund dated February 17, 1999 is incorporated by reference to Registrant's Amendment No. 22, filed on February 26, 1999.

          (19) Form of Certificate of Amendment of the Agreement and Declaration of Trust dated September 7, 2000 is incorporated by reference to Registrant's Post-Effective Amendment No. 26, filed on September 11, 2000.

          (20) (20) Form of Certificate of Amendment of the Agreement and Declaration of Trust dated October 9, 2000 is incorporated by reference to Registrant's Post-Effective Amendment No. 27, filed on October 9, 2000.

               (b) Bylaws as amended July 10, 1996. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

               (c)(1) Specimen copy of certificate for Share of Beneficial Interest in Common Sense Trust for Class A shares. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 17, filed on March 21, 1996.)

                    (2) Specimen copy of certificate for Share of Beneficial
               Interest in Common Sense Trust for Class B shares. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 17, filed on March 21, 1996.)

                    (3) Specimen copy of certificate for Share of Beneficial
               Interest in Common Sense Trust for Class 1 shares. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 17, filed on March 21, 1996.)

               (d) Form of Investment Advisory Agreement for Concert Investment Series (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 20, filed on February 27, 1998).

               (e)(1) Distribution Agreement with CFBDS, Inc. is incorporated by reference to Registrant's Amendment No. 21, filed on December 15, 1998.

               (e)(2) Form of Distribution Agreements with Salomon Smith Barney Inc. and PFS Distributors, Inc., dated June 5, 2000 is incorporated by reference to Registrant's Post-Effective Amendment No. 26, filed on September 11, 2000.

                    (2) Form of Dealer Agreement is incorporated by reference to
               Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

               (f) Retirement Plan for Directors is incorporated by reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

               (g) Form of Custodian Agreements (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 20, filed on February 27, 1998).

               (h)(1) Form of Transfer Agency Agreement (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 20, filed on February 27, 1998).

               (h)(2) Form of Sub-Transfer Agency Agreement (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 20, filed on February 27, 1998).

                    (i) Previously filed.

               (j) Consent of Independent Auditors to be filed by amendment.

               (k) Not applicable.

               (l)(1) Investment Letter for Common Sense Funds. (Incorporated by reference to Exhibit 13 filed with Pre-Effective Amendment No. 2, filed March 31, 1987.)

                    (l)(2) Investment Letter for Common Sense II Funds dated May
               2, 1994. (Incorporated herein by reference to Exhibit 13.2 filed with Post-Effective Amendment No. 12, filed October 28, 1994.)

                    (l)(3) Investment Letter for Common Sense II Emerging Growth
               Fund and Common Sense II International Equity Fund (Incorporated herein by reference to Exhibit 13.3 filed with Post-Effective Amendment No. 15, filed August 11, 1995).

               (m)(1) Form of Amended and Restated Class A Distribution Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

                    (m)(2) Form of Amended and Restated Class B Distribution
               Plan is incorporated by reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

                    (m)(3) Form of Amended and Restated Servicing Agreement for
               Class A shares is incorporated by reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

                    (m)(4) Form of Amended and Restated Servicing Agreement for
               Class B shares is incorporated by reference to Registrant's Post-Effective Amendment No. 22, filed on February 26, 1999.

               (n) Not applicable.

               (o) Rule 18f-3 Plan. (Incorporated herein by reference to Form N-1A of Registrant's Post-Effective Amendment No. 18, filed on February 28, 1997.)

               (p) Code of Ethics is incorporated by reference to Registrant's Post-Effective Amendment No. 26, filed on September 11, 2000.


Item 24. Persons Controlled by or under Common Control with Registrant.

         None

Item 25.  Indemnification.

     Item 25 is incorporated herein by reference to Form N-1A of Registrants Registration No. 33-11716, Post Effective Amendment No. 11, filed on March 2, 1994.

Item 26. Business and Other Connections of Investment Adviser

Investment Adviser - Smith Barney Fund Management LLC, formerly known as SSB Citi Fund Management LLC. ("SBFM").

SBFM, through its predecessors, has been in the investment counseling business since 1934 and was incorporated in December 1968 under the laws of the State of Delaware. SBFM is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 26 of the officer and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBFM pursuant to the Advisers Act (SEC File No. 801-8314).

Item 27. Principal Underwriters.

(a) Salomon Smith Barney, Inc. ("Salomon Smith Barney") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Smith Barney Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Sector Series Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Core Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc.,

Travelers Series Fund Inc., and various series of unit investment trusts.

In addition, Salomon Smith Barney is also the distributor for the Centurion Funds, Inc.

PFS Distributors, Inc., ("PFS Distributors"), a Distributor of the Registrant, is also a distributor for the following Smith Barney funds:

Smith Barney Investment Series,
Smith Barney Aggressive Growth Fund Inc.,
Smith Barney Appreciation Fund Inc.,
Smith Barney Allocation Series Inc.,
Smith Barney Equity Funds,
Smith Barney Fundamental Value Fund Inc.,
Smith Barney Income Funds,
Smith Barney Investment Funds Inc.,
Smith Barney Investment Trust,
Smith Barney Managed Municipals Fund Inc.,
Smith Barney Money Funds, Inc.

(b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.

Item 28. Location of Books and Records.

     All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder to be maintained

(i) by Registrant will be maintained at its offices, located at 125 Broad Street, New York, NY 10004, PFS Shareholder Services, 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-0062, or at PFPC Trust Company, 8800 Tinicum Blvd., Philadelphia, Pennsylvania 19153, or Chase Manhattan Bank, Chase Metrotech Center, Brooklyn, New York 11245;
(ii) by SBFM as the Adviser, will be maintained at its offices, located at 125 Broad Street, New York, NY 10004; and
(iii) by the Distributor, the principal underwriter, will be maintained at its offices located at Salomon Smith Barney, 388 Greenwich Street, New York, NY 10013.

Item 29.  Management Services.

     There are no management related services contracts not discussed in Part A or Part B.

Item 30. Undertakings.

     None.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY INVESTMENT SERIES, certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, on the 14th day of February, 2002.


                                         SMITH BARNEY INVESTMENT SERIES

                                         By  /s/ HEATH B. MCLENDON
                                             Heath B. McLendon
                                             Chairman of the Board
                                             and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement and the above Power of Attorney has been signed below by the following persons in the capacities and as of the dates indicated.

Signature:                          Title:                    Date:

/s/ Heath B. McLendon       Chairman of the Board     February 14, 2002
    Heath B. McLendon          (Chief Executive
    Officer)

/s/ Lewis E. Daidone       Senior Vice President      February 14, 2002
    Lewis E. Daidone        and Treasurer (Chief
    Financial and
    Accounting Officer)

/s/ Donald M. Carlton*              Trustee           February 14, 2002
    Donald M. Carlton

/s/ A. Benton Cocanougher*          Trustee           February 14, 2002
    A. Benton Cocanougher

/s/ Stephen R. Gross*               Trustee           February 14, 2002
    Stephen R. Gross

/s/ Alan G. Merten*                 Trustee           February 14, 2002
    Alan G. Merten

/s/ R. Richardson Pettit*           Trustee           February 14, 2002
    R. Richardson Pettit

* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated February 27, 1998.